Income Taxes Reconciliation of Provision (Benefit) for income Taxes Reported in Consolidated Statements Of Income with Tax at Statutory Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income taxes	$ 922.1	$ 4,210.0	$ 7,173.2
Tax at statutory federal rate	193.6	884.1	1,506.4
Goodwill impairment	47.2	0.0	0.0
Stock-based compensation	(18.1)	(19.4)	(22.7)
Tax credits	(14.8)	(9.9)	(5.4)
Tax-preferenced investment income	(12.7)	(13.2)	(15.2)
Nondeductible compensation expense	11.1	8.4	6.4
Tax-deductible dividends	(1.8)	(9.4)	(25.1)
State income taxes, net of federal taxes	(3.1)	16.6	29.3
Other items, net	(0.8)	1.9	(5.1)
Provision for income taxes	$ 200.6	$ 859.1	$ 1,468.6
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax at statutory federal rate	21.00%	21.00%	21.00%
Goodwill impairment	5.00%	0.00%	0.00%
Stock-based compensation	(2.00%)	(1.00%)	(1.00%)
Tax credits	(2.00%)	0.00%	0.00%
Tax-preferenced investment income	(1.00%)	0.00%	0.00%
Nondeductible compensation expense	1.00%	0.00%	0.00%
Tax-deductible dividends	0.00%	0.00%	(1.00%)
State income taxes, net of federal taxes	0.00%	0.00%	1.00%
Other items, net	0.00%	0.00%	0.00%
Total income tax provision	22.00%	20.00%	20.00%